UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23447

ALPHA ALTERNATIVE ASSETS FUND

(Exact name of registrant as specified in charter)

1615 South Congress Avenue

Suite 103

Delray Beach, Florida 33445

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (949) 326-9796

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025 – March 31, 2026

Item 1. Reports to Shareholders.

(a)

ALPHA GROWTH
MANAGEMENT

Alpha Alternative Assets Fund

Semi-Annual Report | March 31, 2026

Table of Contents

Shareholder Letter	1
Portfolio Update	3
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	19
Additional Information	31
Privacy Policy	32

Alpha Alternative Assets Fund	Shareholder Letter
March 31, 2026 (Unaudited)

Dear Valued Shareholders,

As we reach the midpoint of the fiscal year, we would like to provide an update on the Alpha Alternative Assets Fund (the “Fund”) and thank you for your continued confidence in our strategy. Our investment approach remains focused on sourcing niche, specialty and asset-backed opportunities that we believe offer attractive income potential with lower correlation to traditional equity and fixed income markets.

During the first half of the fiscal year, the Fund continued to benefit from the ongoing maturation of several legacy investments while selectively deploying capital into new opportunities that align with our long-term investment mandate. We remain disciplined in underwriting opportunities where we believe we can identify strong contractual cash flows, attractive downside protections, and differentiated return drivers.

As many of our underlying investments require time to fully season, we are encouraged by the continued progression of several positions that are now moving from earlier capital deployment phases into more consistent realization periods. We believe this reflects the long-term nature of our investment strategy and reinforces our focus on patient capital deployment.

Portfolio Performance & Positioning

During the reporting period, the Fund maintained exposure across several differentiated alternative asset categories, including:

●	Litigation finance-related investments
●	Royalty-based cash flow opportunities
●	Longevity-related assets
●	Other specialty private credit opportunities

We believe diversification across these non-traditional asset classes continues to strengthen the portfolio’s overall resilience while providing shareholders access to opportunities that are often unavailable through traditional investment vehicles.

Several existing investments continued to perform in line with or ahead of underwriting expectations as contractual cash flows matured. In particular, certain royalty investments continued generating favorable cash flow results, while litigation finance-related investments progressed through expected monetization timelines.

Market Environment

The broader market environment continues to be shaped by interest rate uncertainty, inflation concerns, and volatility across traditional equity and fixed income markets. While these conditions have created challenges for many traditional asset classes, we believe they continue to reinforce the value of differentiated alternative income strategies that are driven primarily by contractual cash flows and asset-specific fundamentals rather than broader market sentiment.

Our investment team remains focused on identifying opportunities with strong structural protections, attractive risk-adjusted return potential, and limited correlation to broader market volatility.

Semi-Annual Report | March 31, 2026	1

Alpha Alternative Assets Fund	Shareholder Letter
March 31, 2026 (Unaudited)

Liquidity & Shareholder Focus

The Fund also continued its quarterly distribution program during the reporting period, reflecting our commitment to delivering income alongside long-term capital appreciation.

As an interval fund, maintaining appropriate liquidity remains a key priority. We continue to actively monitor portfolio liquidity, cash flow generation, and repurchase planning to prudently manage shareholder liquidity needs while preserving long-term investment value.

We remain committed to transparency, disciplined underwriting, and prudent portfolio management as the Fund continues to grow.

Looking Ahead

As we move through the remainder of the fiscal year, we remain focused on:

●	Growing recurring portfolio cash flows
●	Maintaining disciplined underwriting standards
●	Expanding sourcing relationships
●	Protecting shareholder capital
●	Identifying compelling specialty income opportunities

We believe the continued seasoning of the portfolio, combined with selective new investments, positions the Fund well for long-term growth.

On behalf of our entire team, thank you for your continued support and confidence in Alpha Growth Management.

Sincerely,

Gobind Sahney

Principal & Portfolio Manager

Alpha Growth Management, LLC

2	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Portfolio Update
March 31, 2026 (Unaudited)

Average Annual Total Returns (as of March 31, 2026)

	1 Year	3 Year	5 Year	Since Inception
Alpha Alternative Assets Fund – A – NAV(a)	6.70%	–	–	5.91%
Alpha Alternative Assets Fund – A – LOAD(a)	1.43%	–	–	3.72%
Alpha Alternative Assets Fund – I – NAV(b)	6.63%	4.52%	-2.18%	-0.46%
Bloomberg Global Aggregate Index (c)	4.26%	2.59%	-1.46%	-0.41%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (949)326-9796 or by visiting www.alphagrowthmgt.com.

(a)	Class A inception date: October 3, 2023.
(b)	Class I inception date: October 1, 2019.
(c)	The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from multiple local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and fixed-rate bonds from both developed and emerging markets issuer.

Performance of $10,000 Initial Investment (as of March 31, 2026)

[1]	Alpha Growth Management LLC, the Fund’s current adviser, became the Fund’s investment adviser on 09/01/2022. Prior to that date, the Fund was advised by a different investment adviser using a different investment strategy.

Semi-Annual Report | March 31, 2026	3

Alpha Alternative Assets Fund	Portfolio Update
March 31, 2026 (Unaudited)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The expense ratio for the Fund was 4.41% for class I and 4.14% for class A, before fee waivers and expense reimbursement, and 2.40% for class I and 2.40% for class A after fee waiver and expense reimbursement, which was stated in the current prospectus. For the Fund’s current one year expense ratios, please refer to the Financial Highlights Section of this report. The Adviser and the Fund have entered into an operating expenses limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least January 31, 2027, to waive management fees and to pay or absorb the ordinary annual operating expenses of the Fund and the organizational and offering expenses of the Fund (excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses, distribution and shareholder servicing fees, and extraordinary expenses) to the extent that the management fees plus the Fund's expenses exceed 2.40% per annum of the Fund's average daily net assets attributable to class A shares and class I shares.

Portfolio Composition (as a % of Net Assets)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

4	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Portfolio of Investments
March 31, 2026 (Unaudited)

	Shares	Value (Note 2)
PRIVATE FUND INVESTMENTS (29.64%)
FBF 2023-1 LLC Economic Interest(a)(b)(c)	2,920,653	$1,956,461
MEP Capital IV, L.P.(b)(c)(d)(e)	1,988,845	2,141,165
WSP TGA Holdings, LLC(b)(c)(d)(e)	724,508	1,758,950
Total		5,856,576

TOTAL PRIVATE FUND INVESTMENTS
(Cost $5,658,956)		5,856,576

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (22.02%)
Asset Backed Securities (22.02%)
Experity Ventures SPV IV LLC
Series 2025-I, 17.500%, 06/22/2037	3,500,000	3,500,000
Quaker State Holdings, LLC
Series 2024-A, 9.000%, 03/12/2029	835,006	851,185
Total Asset Backed Securities		4,351,185

TOTAL ASSET-BACKED SECURITIES
(Cost $4,261,900)		4,351,185

PRIVATE LOAN (20.93%)
Alpha Alternative Strategies ICAV
10.850%, 05/30/2027(a)(f)	2,700,000	2,700,000
Whitehorse Funding,
10.000%, 12/30/2028(a)	900,000	922,438
Wildbrain - IOM Debt Financing,
14.000%, 12/17/2028(a)(e),(g)	472,264	513,420

TOTAL PRIVATE LOAN
(Cost $4,072,264)		4,135,858

PRIVATE NOTES (25.59%)
Financial Service Company (25.59%)
Pentor Life Settlements
10.000%, 08/25/2028(a)	907,501	907,501

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2026	5

Alpha Alternative Assets Fund	Portfolio of Investments
March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Financial Service Company (continued)
Thrivest Legal Funding, LLC Promissory Note
12.000%, 05/01/2029(e)	$4,000,000	$4,148,800
Total Financial Service Company		5,056,301

TOTAL PRIVATE NOTES
(Cost $5,037,700)		5,056,301

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM SECURITY (0.28%)
Fidelity Government Portfolio	3.280%	55,390	$55,390
			55,390
TOTAL SHORT TERM SECURITY
(Cost $55,390)			55,390

TOTAL INVESTMENTS (98.46%)
(Cost $19,086,210)			$19,455,310

OTHER ASSETS IN EXCESS OF LIABILITIES (1.54%)			305,296

NET ASSETS (100.00%)			$19,760,606

Investment Abbreviation:

SOFR - Secured Overnight Financing Rate

Reference Rate:

3M US SOFR - 1 Day US SOFR as of March 31, 2026 was 3.679%

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section. As of March 31, 2026, the investments that have been classified as Level 3 was $6,999,820, representing 35.42% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	Private investment company that does not issue shares or units.
(d)	In accordance with ASC 820-10, the investment is valued using the practical expedient methodology.

See Notes to Financial Statements.
6	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Portfolio of Investments
March 31, 2026 (Unaudited)

(e)	Security deemed to be restricted as of March 31, 2026. As of March 31, 2026, the fair value of restricted securities in the aggregate was $8,562,334, representing 43.33% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(f)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2026 is based on the reference rate plus the displayed spread as of the securities last reset date.
(g)	Wildbrain - IOM Debt Financing is comprised of two securities 1) a loan participation agreement in the amount of $493,123 and 2) warrants in the amount of 20,297.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2026	7

Alpha Alternative Assets Fund	Statement of Assets and Liabilities
March 31, 2026 (Unaudited)

ASSETS
Investments, at value	$19,455,310
Receivable for shares sold	434,389
Dividends and interest receivable	236,148
Receivable due from advisor	131,529
Prepaid expenses	23,958
Total assets	20,281,334

LIABILITIES
Payable for shares redeemed	382,105
Payable for administration and accounting fees	30,284
Payable for Chief Compliance Officer fees	3,179
Payable for transfer agency fees	1,850
Payable to trustees	8,316
Accrued expenses and other liabilities	94,994
Total liabilities	520,728
NET ASSETS	$19,760,606
Commitment and Contingencies (Note 7)

NET ASSETS CONSIST OF
Paid-in capital (Note 6)	$23,565,874
Accumulated loss	(3,805,268)
NET ASSETS	$19,760,606

INVESTMENTS, AT COST	$19,086,210

PRICING OF SHARES
Class A
Net asset value	$6.34
Net assets	11,554
Shares of beneficial interest outstanding	1,821
Maximum offering price per share ((NAV/0.9500), based on maximum sales charge of 5.00% of the offering price)	6.68
Class I
Net asset value and maximum offering price	6.41
Net assets	19,749,051
Shares of beneficial interest outstanding	3,081,365

See Notes to Financial Statements.
8	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Statement of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$217,880
Interest	828,109
Total investment income	1,045,989

EXPENSES
Advisory fees (Note 7)	146,716
Fund administrative fees	74,795
Transfer agent fees and expenses	50,399
Audit and tax fees	26,367
Registration fees	24,478
Custody fees	9,923
Trustees' fees and expenses	19,565
Legal fees	23,422
Chief Compliance Officer fees	11,512
Insurance fees	18,875
Printing fees	7,907
Fund accounting fees	3,713
Miscellaneous fees	13,676
Total expenses	431,348
Advisory fees waived and other expenses absorbed (Note 6)	(193,666)
Net expenses	237,682
NET INVESTMENT INCOME	808,307

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized loss on investments	(28,995)
Net change in unrealized appreciation on investments	68,824
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	39,829
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$848,136

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2026	9

Alpha Alternative Assets Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
OPERATIONS
Net investment income	$808,307	$968,187
Net realized gain/(loss) on investments	(28,995)	126,098
Net change in unrealized appreciation/(depreciation) on investments	68,824	(323,876)
Net increase in net assets resulting from operations	848,136	770,409

DISTRIBUTIONS
From distributable earnings
Class A	(417)	(478)
Class I	(725,366)	(851,503)
Net decrease in net assets from distributions	(725,783)	(851,981)

CAPITAL SHARE TRANSACTIONS
Class A
Reinvestment of distributions	417	478
Cost of shares redeemed	–	–
Class I
Net proceeds from shares sold	68	2,003,394
Reinvestment of distributions	444,763	526,497
Cost of shares redeemed	(382,103)	1,913,420
Net increase from capital share transactions	63,145	616,949

Net increase in net assets	185,498	535,377

NET ASSETS
Beginning of year	19,575,108	19,039,731
End of year	$19,760,606	$19,575,108

OTHER INFORMATION

Share Transactions

See Notes to Financial Statements.
10	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Class A
Shares reinvested	66	76
Shares redeemed	–	–
Class I
Shares sold	3,355	313,031
Shares reinvested	67,983	82,421
Shares redeemed	(59,455)	(298,747)
Net increase in capital share transactions	11,949	96,781

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2026	11

Alpha Alternative Assets Fund	Statement of Cash Flows
For the Six Months Ended March 31, 2026 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$848,136
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investments	(9,246,800)
Proceeds from disposition of investments	6,895,948
Amortization of premium and accretion of discount on investments	(980)
Net Sales of short-term investment securities	2,443,320
Net realized (gain)/loss on investments	28,995
Net change in unrealized (appreciation)/depreciation on investments	(68,824)
(Increase) decrease in assets:
Receivable due from adviser	(43,583)
Dividends and interest receivable	129,154
Prepaid expenses and other assets	2,434
Increase (decrease) in liabilities:
Payable to trustee	(2,935)
Accrued legal and audit fees payable	(31,272)
Accrued fund accounting and administration fees payable	3,078
Accrued transfer agency' fees payable	(9,709)
Accrued chief compliance officer fee payable	(988)
Other payables and accrued expenses	63,918
Net cash provided by operating activities	1,009,892

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	(434,294)
Cost of shares redeemed	(2,784)
Cash distributions paid	(573,418)
Net cash used in financing activities	(1,010,496)

NET DECREASE IN CASH FOR THE PERIOD	(604)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	$–
CASH AND CASH EQUIVALENTS, END OF PERIOD	$(604)
$–
Non-cash financing activities not included herein consist of reinvestment of distributions of:	$445,180

See Notes to Financial Statements.
12	www.alphagrowthmgt.com

Alpha Alternative Assets Fund – Class A	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Period October 3, 2023 (Inception) to September 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$6.31		$6.34	$6.18

INCOME FROM OPERATIONS
Net investment income(a)	0.31		0.32	0.21

Net realized and unrealized gain/(loss) on investments	(0.04)		(0.07)	0.18
Total from investment operations	0.27		0.25	0.39

DISTRIBUTIONS
From net investment income	(0.24)		(0.28)	(0.23)
From net realized gain on investments	–		–	–
Total distributions	(0.24)		(0.28)	(0.23)

INCREASE/(DECREASE) IN NET ASSET VALUE	0.03		(0.03)	0.16

NET ASSET VALUE, END OF PERIOD	$6.34		$6.31	$6.34
TOTAL RETURN(b)	4.25	%(c)	4.03%	6.49	%(c)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000's)	$12		$11	$11

RATIOS TO AVERAGE NET ASSETS
Expenses	4.42	%(d)	4.09%	5.41	%(d)
Expenses, after waiver	2.44	%(d)	2.40%	2.65	%(d)

Net investment income, after waiver	9.82	%(d)	5.00%	3.44	%(d)

PORTFOLIO TURNOVER RATE	37	%(c)	160%	103	%(c)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2026	13

Alpha Alternative Assets Fund – Class A	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(a)	Based on average shares outstanding for the period.
(b)	Total returns would have been lower had expenses not been waived by the investment advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchase of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.
14	www.alphagrowthmgt.com

Page Intentionally Left Blank

Alpha Alternative Assets Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM OPERATIONS
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

DISTRIBUTIONS
From net investment income
From net realized gain on investments
Total distributions

INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)

RATIOS TO AVERAGE NET ASSETS
Expenses
Expenses, after waiver
Net investment income, after waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements.
16	www.alphagrowthmgt.com

Alpha Alternative Assets Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021
$6.37		$6.40	$6.21	$6.59	$9.43		$10.25

0.31		0.33	0.20	0.47	0.41		0.49
(0.03)		(0.07)	0.17	(0.37)	(2.25)		(0.81)
0.28		0.26	0.37	0.10	(1.84)		(0.32)

(0.24)		(0.29)	(0.18)	(0.46)	(0.44)		(0.50)
–		–	–	(0.02)	(0.56)		–
(0.24)		(0.29)	(0.18)	(0.48)	(1.00)		(0.50)

0.04		(0.03)	0.19	(0.38)	(2.84)		(0.82)
$6.41		$6.37	$6.40	$6.21	$6.59		$9.43
4.37	%(c)	4.08%	6.11%	1.54%	(21.00%)		(3.25	%)(d)

$19,749		$19,564	$19,029	$3,815	$4,696		$10,945

4.36	%(e)	4.36%	4.39%	11.67%	6.36%		5.66	%(f)(g)
2.40	%(e)	2.40%	2.40%	2.40%	1.99	%(h)	1.95	%(f)
9.69	%(e)	5.09%	3.24%	7.29%	5.33%		4.95	%(f)
37	%(c)	160%	103%	95%	24%		132%

(a)	Based on average shares outstanding for the period.
(b)	Total returns would have been lower had expenses not been waived by the investment advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchase of Fund shares.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2026	17

Alpha Alternative Assets Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(c)	Not annualized.
(d)	0.62% of the Fund's total return consists of voluntary reimbursement by the adviser for tax expense. Excluding this item, total return would have been (3.87)%

(e)	Annualized.
(f)	Ratio of brokerage fees to average net assets was less than 0.005%.
(g)	Includes tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 5.09%
(h)	Effective September 1, 2022, the Advisor has contractually agreed to limit the operating expenses to 2.40%. Prior to September 1, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.95%..

See Notes to Financial Statements.
18	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

1. ORGANIZATION

The Alpha Alternative Assets Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933 (the “Securities Act”) on May 9, 2019 and is authorized as a Delaware statutory trust. The Fund operates as an interval fund and offers Class A and Class I shares. Class A shares commenced operations on October 3, 2023. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Alpha Growth Management, LLC (“Alpha Growth”) serves as the investment adviser (the “Adviser”) of the Fund. Prior to September 1, 2022, A3 Financial Investments, LLC (“Previous Adviser”) served as the investment adviser of the Fund. The Fund’s investment objective is current income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Private loans are valued using market models that consider trade data, quotations from dealers and active market participants, relevant yield curve and spread data, creditworthiness of the borrower, market information on comparable instruments, and other loan-specific characteristics.

Semi-Annual Report | March 31, 2026	19

Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

For equity securities and mutual funds that are traded on an exchange, the market price is the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Some of the private funds in which the Fund invests (“Private Fund Investments”) are not publicly traded. The Private Fund Investments measure their investment assets at fair value and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund applies the practical expedient to value its investments in Private Fund Investments at their respective NAVs at each quarter – as this method more accurately estimates the actual value of each Private Fund Investment at quarter-end. For non-calendar quarter-end days, the Adviser, as the Board of Trustees’ “valuation designee” under 1940 Act Rule 2a-5, may consider certain information provided by a Private Fund Investment’s investment manager to determine the estimated value of the Fund’s holdings in such Private Fund Investments. The valuation provided by the investment manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Fund’s investment in Private Fund Investments, the Adviser considers, among other things, information provided by the Private Fund Investments, including quarterly unaudited financial statements.

Money market funds, representing short-term investments, are valued at their net assets value ("NAV").

The Adviser has designated a valuation committee to oversee the funds valuation of the Fund's investment portfolio.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee. The Board has designated the Adviser as the valuation designee.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

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Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

ALPHA ALTERNATIVE ASSETS FUND

Investments in Securities at Value	Level 1 - Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Investments Valued at net asset Value(1)	Total
Private Fund Investments	$–	$–	$1,956,461	$3,900,115	$5,856,576
Asset-Backed Securities	–	4,351,185	–	–	4,351,185
Private Loan	–	–	4,135,858	–	4,135,858
Private Notes	–	4,148,800	907,501	–	5,056,301
Short Term Security	55,390	–	–	–	55,390
Total	$55,390	$8,499,985	$6,999,820	$3,900,115	$19,455,310

(1)	In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets & Liabilities.

Semi-Annual Report | March 31, 2026	21

Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Asset Type	Balance as of October 1, 2025	Accured Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Deperciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2026	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2026
Private Fund Investments	1,922,965	–	–	–	(66,504)	100,000	–	–	$–	$1,956,461	$(66,504)
Asset Backed Securities	–	–	–	–	–	–	–	–	$–	$–	$–
Private Loans	2,127,009	–	–	–	(1,089)	1,100,000	(12,500)	–	$–	$3,213,420	$(1,089)
Corporate Bond	–	–	–	–	22,438	900,000	–	–	$–	$922,438	$–
Private Notes	750,000	–	–	–	157,501	–	–	–	$–	$907,501	$157,501
	$4,799,974	$–	$–	$–	$112,346	$2,100,000	$(12,500)	$–	$–	$6,999,820	$89,908

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Impact to Valuation from an Increase in Input(2)
Private Fund Investments	$1,956,461	Income Approach	Discount Rate	10.75% -12.03%	Decrease
Private Loans Alpha Alternative Strategies ICAV	$2,700,000	Income Approach	Collateral Control	N/A	Increase
Wildbrain - IOM Debt Financing 12/17/2028 14.00%	$513,420	Market Approach	Discount Rate	30%	Decrease
Private Notes	$907,501	Income Approach	Collateral Control	N/A	Increase

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s net assets than if such net assets had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

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Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem shares on a daily basis. A shareholder may not be able to tender its shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.

Credit Risk

There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of a debt instrument by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a debt instrument and thereby in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the debt instrument. Default, or the market’s perception that an issuer is likely to default, could reduce the value of a debt instrument, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate related events, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made. As of and during the period ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Semi-Annual Report | March 31, 2026	23

Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, quarterly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Distributions to shareholders are recorded in the Fund's records on ex-date. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

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Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

3. TAX BASIS INFORMATION

The tax character of distributions paid by the Fund for the year ended September 30, 2025, were as follows:

Distributions Paid From:
Ordinary Income	$851,981
Net long-term capital gains	–
Total distributions paid	$851,981

	Ordinary Income	Long-Term Capital Gain
Alpha Alternative Assets Fund	$–	$–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2026, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

The Alpha Alternative Assets Fund
Gross appreciation
(excess of value over tax cost)	$1,284,508
Gross depreciation
(excess of tax cost over value)	(991,522)
Net unrealized appreciation	$292,986
Cost of investments for income tax purposes	$19,162,324

There are no temporary differences.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the prior fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Alpha Alternative Assets Fund	$40,103	$4,237,490

Semi-Annual Report | March 31, 2026	25

Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2026, were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Alpha Alternative Assets Fund	$9,246,800	$6,728,475

5. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of March 31, 2026, the Fund invested in the following restricted securities:

Investments	Cost	Fair Value	Acquisition Date	% of Net Assets	Unfunded Commitments as of March 31, 2026
MEP Capital IV, L.P. (1)	$1,941,669	$2,141,165	5/9/2024	10.84%	$1,011,155
Thrivest Legal Funding, LLC Promissory Note	4,130,200	4,148,800	5/1/2024	21.00%	N/A
Wildbrain - IOM Debt Financing	472,264	513,420	2/3/2025	2.60%	N/A
WSP TGA Holdings, LLC	796,635	1,758,950	8/30/2024	8.90%	N/A

(1)	In accordance with ASC 820-10, the Private Fund Investment is valued using the practical expedient. The Private Fund Investment does not allow for a redemption notice or redemption frequency. While a sale in the Private Fund Investment can be requested, there is no guarantee the Fund will be paid all or any of the redemption amount at the sale requested. The Private Fund Investment can temporarily suspend sales requests if the general partner or its respective Board deems it in the best interest of its shareholders.

6. CAPITAL STOCK

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares. The minimum initial investment is for Class I shares and Class A shares is $5,000 and $2,500, respectively. However, there are no initial or subsequent investment minimums for accounts maintained by financial institutions (such as registered investment advisers and trusts) for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans (e.g., 401(k) or 457(b) retirement plans; (3) mutual fund platforms; and (4) consulting firms. In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of the Adviser or Distributor or any of their affiliates. Minimum investment amounts may be waived in the discretion of the Fund or the Adviser. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use commercially reasonable efforts to sell the shares.

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Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the shareholders’ desire for liquidity. A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV per share determined as of the close of regular trading on the New York Stock Exchange no later than the 14th day after the repurchase offer ends, or the next business day if the 14th day is not a business day. The results of the Class I shares repurchase offers conducted for the period ended March 31, 2026 are as follows:

Commencement Date	November 17, 2025	February 13, 2026
Repurchase Request	December 17, 2025	March 17, 2026
Repurchase Pricing date	December 31, 2025	March 31, 2026

Net Asset Value as of Repurchase Offer Date	$6.36	$6.42
Amount Repurchased	$14,925	$967,822
Percentage of Outstanding Shares Repurchased	0.08%	5.04%

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Alpha Growth Management, LLC serves as the Fund’s investment adviser pursuant to a management agreement with the Fund that has an initial two-year term and is subject to annual renewal thereafter by the Fund’s Board of Trustees (the “Board”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund’s average daily net assets (the “Advisory Fee”).

The Adviser and the Fund have entered into an operating expenses limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least January 31, 2026, to waive management fees and to pay or absorb the ordinary annual operating expenses of the Fund and the organizational and offering expenses of the Fund (excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses, distribution and shareholder servicing fees, and extraordinary expenses) to the extent that the management fees plus the Fund's expenses exceed 2.40% per annum of the Fund's average daily net assets attributable to class A shares and class I shares.

Semi-Annual Report | March 31, 2026	27

Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

For the period ended March 31, 2026, the Adviser waived fees and reimbursed expenses totaling $193,666. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses were absorbed by the Adviser, the Adviser may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At March 31, 2026, the amount of these potentially recoverable expenses is $1,313,892 expiring on the dates below:

As of March 31, 2026, the balance of recoupable expenses was as follows:

	Class A	Class I
September 30, 2026	$–	$407,387
September 30, 2027	277	339,167
September 30, 2028	183	373,212
September 30, 2029	110	193,556
Total	$570	$1,313,322

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the period ended March 31, 2026, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a- 1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shareholder servicing fees are accrued at an annual rate of 0.25% of average daily net assets of Class A shares. For the period ended March 31, 2026, the Fund incurred shareholder servicing fees of $0 for Class A shares. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

Certain officers and a Trustee of the Fund are affiliated with the Distributor.

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Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9. SEGMENT REPORTING

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment. Disclosures (“ASU 2023-07”) during the year. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Fund’s internal organizational structure. The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund.

10. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, the following entities owned beneficially more than 25% of the Fund’s outstanding shares.

Name	Percentage
NORTHERN TRUST	97.23%

Semi-Annual Report | March 31, 2026	29

Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2026 (Unaudited)

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Based on the evaluation, no adjustments or disclosures were required to the financial statements as of March 31, 2026.

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Alpha Alternative Assets Fund	Additional Information
March 31, 2026 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at (877) 774-7724, or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at (877) 774-7724, or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) (877) 774-7724, or by writing to the Fund at c/o SS&C GIDS, Inc at P.O. Box 219597, Kansas City, MO 64121-9597.

Semi-Annual Report | March 31, 2026	31

Alpha Alternative Assets Fund	Privacy Policy
March 31, 2026 (Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number

●   Account transactions

●   Account balances

●   Transaction history

●   Wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?	Call (949) 326-9769 or visit fund website: https://funds.alphagrowthmgt.com/

32	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Privacy Policy
March 31, 2026 (Unaudited)

Who is providing this notice?	Alpha Alternative Assets Fund
WHAT WE DO
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●   Open an account

●   Provide account information

●   Give us your contact information

●   Make deposits or withdrawals from your account

●   Make a wire transfer

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●   Affiliates from using your information to market to you

●   Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.
Alpha	The excess returns earned on an investment above the benchmark return.

Semi-Annual Report | March 31, 2026	33

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlight for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for semi-annual reports.

Not applicable for semi-annual reports.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Alpha Alternative Assets Fund

Proxy Voting Policy and Procedures

The Fund has adopted a Proxy Voting Policy (the “Proxy Voting Policy”) used to determine how the Fund votes proxies relating to its portfolio securities. Under the Fund’s Proxy Voting Policy, the Fund has, subject to the oversight of the Fund’s Board, delegated to the Investment Adviser the following duties: (1) to make the proxy voting decisions for the Fund, subject to the exceptions described below; and (2) to assist the Fund in disclosing its proxy voting record as required by Rule 30bl-4 under the 1940 Act (the “Proxy Duties”).

The Fund’s CCO shall ensure that the Investment Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Fund.

A.	General

The Fund believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Fund is committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.	Delegation to the Investment Advisers

The Fund believes that the Investment Adviser is in the best position to make individual voting decisions for the Fund consistent with this Proxy Voting Policy. Therefore, subject to the oversight of the Board, the Investment Adviser is hereby delegated the following duties:

(1)	to make the proxy voting decisions for the Fund, in accordance with the Proxy Voting Policy of the Investment Adviser except as provided herein; and

(2)	to assist the Fund in disclosing its proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Fund is entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

(3)	Annually the Investment Adviser will provide to the Board a proxy voting report showing all proxies for the year.

The Board, including a majority of the Independent Trustees of the Board, must approve each Proxy Voting and Disclosure Policy of the Investment Adviser (the “Investment Adviser Voting Policy”) as it relates to the Fund. The Board must also approve any material changes to the Investment Adviser Voting Policy no later than six (6) months after adoption by the Investment Adviser.

C.	Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Investment Adviser or an affiliated person of the Fund, or its investment adviser, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Proxy Voting Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Investment Adviser Voting Policy, provided such specific voting policy was approved by the Board.

D.	Preparation and Filing of Proxy Voting Record on Form N-PX

The Fund will annually file its complete proxy voting record with the SEC on Form N-PX.

The Administrator will be responsible for oversight and completion of the filing of the Fund’s reports on Form N-PX with the SEC. The Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

Adopted: November 21, 2023

 Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for semi-annual reports.
(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item. The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “Exchange Act”). No such proposals were received.

Item 16. Controls and Procedures.

(a)	The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under 1940 Act) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable to registrant.

(b)	Not Applicable to registrant.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications pursuant to Section Rule 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Alternative Assets Fund

By:	/s/ Stephen Kyllo
Stephen Kyllo
(President and Principal Executive Officer)

Date:	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen Kyllo
Stephen Kyllo
(President and Principal Executive Officer)

Date:	June 4, 2026

By:	/s/ Jill McFate
Jill McFate
(Treasurer and Principal Financial Officer)

Date:	June 4, 2026